Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Senior Preferred Stock [Member]	Junior Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Receivables from Stockholder [Member]	Total Stockholders Equity [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2015	$ 997.0		$ 0.6	$ 0.7	$ 1,531.5	$ (156.6)	$ (379.2)		$ 997.0
Balance, shares at Dec. 31, 2015			58,244,308	64,924,845
Net (loss) income	(79.3)					(79.4)			(79.4)	$ 0.1
Issuance of Common Stock upon vesting of restricted stock units, shares				76,192
Issuance of stock	75.0	$ 150.2						$ (75.2)	75.0
Issuance of stock, shares		16,802,144
Addition of noncontrolling interest	39.2									39.2
Sale of the UK Business, net of tax	25.9						25.9		25.9
Senior preferred dividends declared		$ 14.1				(14.1)
Share-based compensation	15.3				15.3				15.3
Foreign currency translation	7.6						8.2		8.2	(0.6)
Change in unrealized loss, net of tax	(8.2)						(8.2)		(8.2)
Change in minimum pension & postretirement liability, net of tax	2.0						2.0		2.0
Balance at Dec. 31, 2016	1,074.5	$ 164.3	$ 0.6	$ 0.7	1,546.8	(250.1)	(351.3)	(75.2)	1,035.8	38.7
Balance, shares at Dec. 31, 2016		16,802,144	58,244,308	65,001,037
Net (loss) income	2.0					3.3			3.3	(1.3)
Issuance of Common Stock upon vesting of restricted stock units, shares				76,190
Issuance of stock	3.2				3.2				3.2
Issuance of stock, shares				183,425
Issuance of common stock upon exercise of options, shares				653,214
Share repurchase	(1.8)				(1.8)				(1.8)
Share repurchase, shares				(627,904)
Payment for Issuance of Senior Preferred Stock	75.2							$ 75.2	75.2
Senior preferred dividends declared		$ 20.5				(20.5)
Share-based compensation	17.2				17.2				17.2
Foreign currency translation	40.6						40.2		40.2	0.4
Change in unrealized loss, net of tax	(13.7)						(13.7)		(13.7)
Change in minimum pension & postretirement liability, net of tax	13.8						13.8		13.8
Balance at Dec. 31, 2017	1,211.0	$ 184.8	$ 0.6	$ 0.7	1,565.4	(267.3)	(311.0)		1,173.2	37.8
Balance, shares at Dec. 31, 2017		16,802,144	58,244,308	65,285,962
Net (loss) income	(61.1)					(60.6)			(60.6)	(0.5)
Issuance of Common Stock upon vesting of restricted stock units, shares				105,990
Issuance of stock	595.0			$ 0.3	594.7				595.0
Issuance of stock, shares				28,695,455
Issuance of common stock upon exercise of options	45.0				45.0				45.0
Issuance of common stock upon exercise of options, shares				3,119,653
Senior preferred dividends declared		$ 7.7				(7.7)
Conversion of stock		$ (192.5)	$ (0.6)	$ 0.4	192.7
Conversion of stock, shares		(16,802,144)	(58,244,308)	42,246,650
LifeWorks Disposition	(132.3)				(95.7)		0.7		(95.0)	$ (37.3)
Share-based compensation	23.5				23.5				23.5
Foreign currency translation	(48.7)						(48.7)		(48.7)
Change in unrealized loss, net of tax	(9.3)						(9.3)		(9.3)
Change in minimum pension & postretirement liability, net of tax	(7.6)						(7.6)		(7.6)
Balance at Dec. 31, 2018	$ 1,615.5			$ 1.4	$ 2,325.6	$ (335.6)	$ (375.9)		$ 1,615.5
Balance, shares at Dec. 31, 2018				139,453,710